General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of general and administrative expenses [Abstract]
Human resources expenses	$ 36,184	$ 29,955	$ 26,700
Business promotion, travel and entertainment	1,358	1,349	3,340
Statutory, advisory and rating	9,938	6,174	3,463
Information technology and software	3,123	2,719	1,872
Office operation	1,270	1,518	1,460
Depreciation and amortization (note 13)	2,813	1,980	1,288
Impairment of goodwill (note 34)	41
Interest expense arising from lease liabilities (note 16)	358	203	108
Bank charges	128	122	137
Corporate expenses	3,733	2,903	898
General and administrative expenses , total	$ 58,946	$ 46,923	$ 39,266